SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating leases right-of-use asset	$ 24	$ 8	$ 56
Current operating lease liabilities		7	41
Non-current operating lease liabilities	$ 13		7
Total operating lease liabilities		$ 7	$ 48
Operating leases, Weighted average remaining lease term (years)		11 months 1 day	1 year 29 days
Operating leases, Weighted average discount rate		5.00%	4.00%